Earnings (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings (Loss) per Common Share (Table)

	2022	2021	2020
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$204,234	$(151,401)	$24,002
Preferred share dividends, Series C	—	—	(3,328)
Preferred share dividends, Series D	(7,694)	(7,596)	(7,492)
Preferred share dividends, Series E	(10,975)	(10,822)	(10,637)
Preferred share dividends, Series F	(16,024)	(15,131)	(14,250)
Preferred share dividends, Series G	(31)	(54)	(872)
Undistributed income to Series G participants	(1,250)	—	—
Deemed dividend on partially Series G preferred shares	—	(2,171)	—
Deemed dividend on Series C preferred shares	—	—	(2,493)
Net income (loss) attributable to common stockholders	168,260	(187,175)	(15,070)
Preferred share dividends, Series G	31	—	—
Undistributed income to Series G participants	1,250	—	—
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	169,541	(187,175)	(15,070)
Denominator
Weighted average number of shares, basic	27,970,799	19,650,307	18,768,599
Effect of dilutive shares	217,265	—	—
Weighted average number of shares, diluted	28,188,064	19,650,307	18,768,599
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited	$6.02	$(9.53)	$(0.80)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited	$6.01	$(9.53)	$(0.80)